Result of the Year - Research and Development Expenses - Additional Information (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Research And Development Expenses [Line Items]
Expense from write-down of pre-launch inventory	kr 80,200
Total research and development expenses	329,980	kr 361,284	kr 285,413
Restructuring Activities
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	34,500
Impairment of Intangible Assets
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	33,100
Employee Redundancies
Disclosure Of Research And Development Expenses [Line Items]
Total research and development expenses	kr 1,400